PROPERTY, EQUIPMENT AND SOFTWARE - Schedule of property, equipment and software, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	$ 425	$ 2,741
Less: accumulated depreciation and amortization	(224)	(964)
Total net book value of property, equipment and software	201	1,777
Computer hardware and laboratory equipment
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	147	1,328
Leasehold improvements
Property, Plant and Equipment, Net, by Type
Total property, equipment and software		869
Software
Property, Plant and Equipment, Net, by Type
Total property, equipment and software		105
Office furniture and equipment
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	$ 278	$ 439